LORD ABBETT TRUST I

Lord Abbett Short Duration High Yield Fund

Supplement dated August 30, 2024 to the

Summary Prospectus, Prospectus and Statement of Additional Information, each dated

December 1, 2023, as supplemented

The following table replaces the table in the subsection under “Management—Portfolio Managers” on page 12 of the summary prospectus and page 36 of the statutory prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Steven F. Rocco, Partner and Co-Head of Taxable Fixed Income	2024
Christopher J. Gizzo, Partner and Deputy Director of Leveraged Credit	2020

The following paragraph replaces the twelfth paragraph under “Management and Organization of the Funds” beginning on page 71 of the statutory prospectus:

Short Duration High Yield Fund. Steven F. Rocco, Partner and Co-Head of Taxable Fixed Income, heads the Fund’s team. Mr. Rocco joined Lord Abbett in 2004. An additional member of the Fund’s team is Christopher J. Gizzo, Partner and Portfolio Manager. Mr. Gizzo joined Lord Abbett in 2008. Messrs. Rocco and Gizzo are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table under the heading “Short Duration High Yield Fund” in the subsection titled “Portfolio Manager Information—Other Accounts Managed” on page 7-1 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Short Duration High Yield Fund
Steven F. Rocco	16	91,435.17	14	11,255.19	18	3,917.47
Christopher J. Gizzo	4	27,339.46	2	3,248.63	0	0

The following rows replace the applicable rows of the corresponding table under the heading “Short Duration High Yield Fund” in the subsection titled “Portfolio Manager Information—Holdings of Portfolio Managers” on page 7-2 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
Short Duration High Yield Fund
Steven F. Rocco	$100,001-$500,000
Christopher J. Gizzo	$100,001-$500,000

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectuses and/or SAIs.

Please retain this document for your future reference.